RELATED PARTY TRANSACTIONS - Schedule of related party transactions (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
RELATED PARTY TRANSACTIONS
Operating lease right-of-use assets	¥ 220,539	$ 31,975	¥ 256,451
Operating lease liabilities	259,782	37,665
Xiaomi Group
RELATED PARTY TRANSACTIONS
Operating lease right-of-use assets	167,697	24,314	210,551
Operating lease liabilities	224,346	32,527	¥ 238,180
Kingsoft Group
RELATED PARTY TRANSACTIONS
Operating lease right-of-use assets	2,625	381
Operating lease liabilities	¥ 3,634	$ 527